Transactions With Related Parties (Related Party Management Fees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions With Related Parties [Abstract]
Management fees	$ 499	$ 520	$ 489